Expense Example - BNY Mellon Short Term Income Fund	Jul. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 315
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	1,403
Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,091
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	809
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	$ 820